Components of Net Periodic Benefit Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 25,738	¥ 25,875	¥ 23,331
Interest cost	11,788	12,354	12,636
Expected return on plan assets	(13,791)	(16,485)	(16,591)
Amortization of net transition obligation		722	722
Amortization of prior service credit	(13,079)	(13,674)	(13,878)
Amortization of actuarial loss	16,277	14,462	14,545
Defined Benefit Plan, Net Periodic Benefit Cost, Total	26,933	23,254	20,765
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	5,884	5,756	5,660
Interest cost	13,176	12,748	11,792
Expected return on plan assets	(11,806)	(12,112)	(10,540)
Amortization of prior service credit	(116)	(93)	(116)
Amortization of actuarial loss	1,351	621	1,050
Defined Benefit Plan, Net Periodic Benefit Cost, Total	¥ 8,489	¥ 6,920	¥ 7,846